INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 2,158	$ 2,158
Less: accumulated amortization	(504)	(396)	$ 0
Intangible assets, net	1,654	1,762	$ 2,158
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 2,158	$ 2,158